RIGHT-OF-USE ASSETS, NET	6 Months Ended
Jun. 30, 2025
Right-of-use Assets Net
RIGHT-OF-USE ASSETS, NET

NOTE－10 RIGHT-OF-USE ASSETS, NET

Right-of-use assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

At cost
Leasehold buildings	1,652	1,031
Less: accumulated depreciation	(848)	(723)

Right-of-use assets, net	804	308

Right-of-use assets under operating leasing arrangements classified under leasehold buildings as of June 30, 2025 and December 31, 2024 amounted to approximately $0.8 million and approximately $0.3 million, respectively.

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 5.0% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Assets
Finance lease, right-of-use assets, net (classified under property and equipment, net)	290	214
Operating lease, right-of-use assets, net	804	308

Total right-of-use assets, net	1,094	522

Liabilities
Current
Finance lease liabilities	70	57
Operating lease liabilities	292	308

	362	365

Non-current
Finance lease liabilities	178	142
Operating lease liabilities	551	38

	729	180

Total lease liabilities	1,091	545

As of June 30, 2025 and December 31, 2024, right-of-use assets, net were approximately $0.8 million and approximately $0.3 million, and lease liabilities were approximately $1.1 million and approximately $0.5 million.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets, net. The following tables summarize the lease expense for the financial years.

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Finance lease cost
Interest on lease liabilities (per ASC 842)	28	15

Operating lease cost
Operating lease expense (per ASC 842)	10	8
Short-term lease expense (other than ASC 842)	301	285

Total lease expense	339	308

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of June 30, 2025

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next two financial periods ending June 30:

Period Ended June 30,	Operating and finance lease amount
$’000

2026	374
2027	747
Less: interest	(30)

Present value of lease liabilities	1,091

Representing
Current liabilities	362
Non-current liabilities	729

1,091